TRADE RECEIVABLES AND OTHER - Narrative (Details)	6 Months Ended
	Jun. 30, 2023 EUR (€)	Jun. 30, 2023 USD ($)	Dec. 31, 2022 EUR (€)
Disclosure of trade and other receivables [line items]
Contract assets	€ 14,000,000		€ 15,000,000
Total factored assets	602,000,000		574,000,000
Factored assets derecognized	366,000,000		368,000,000
Debt due factor	2,000,000		€ 6,000,000
Unbilled tooling costs
Disclosure of trade and other receivables [line items]
Contract assets	4,000,000
United States | Factoring of receivables | Muscle Shoals factoring facility
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 200,000,000
United States | Factoring of receivables | Constellium automotive
Disclosure of trade and other receivables [line items]
Factoring maximum capacity | $		$ 25,000,000
France | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	250,000,000
France | Factoring Receivable, Recourse Line
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	20,000,000
Germany, Switzerland and Czech Republic | Factoring of receivables
Disclosure of trade and other receivables [line items]
Factoring maximum capacity	€ 200,000,000